Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares shares	Oct. 09, 2021 $ / shares
Class of Warrant or Right [Line Items]
Issue price per share | $ / shares	$ 18.00
Trading days for redemption of public warrants	20
Consecutive trading days for redemption of public warrants	30
Warrant liability | $	$ 3,126
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	15,000,000
Exercise price of warrants | $ / shares	$ 0.365	$ 11.50
Outstanding Public Warrants | $	$ 19,500
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for calculating the average closing price	10
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Trading days for redemption of public warrants	20
Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Consecutive trading days for redemption of public warrants	30
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member]
Class of Warrant or Right [Line Items]
Issue price per share | $ / shares	$ 18.00
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	9,500,000
Outstanding Public Warrants | $	$ 3,100
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Threshold trading days for calculating the average closing price	10
Allseas Warrants | PMTS is completed by September 30, 2023
Class of Warrant or Right [Line Items]
Number of warrants purchased | shares	11.6
Allseas Warrants | PMTS is completed after September 30, 2025
Class of Warrant or Right [Line Items]
Warrant liability | $	$ 5,800